SEMIANNUAL REPORT September 30, 2002

                 Nuveen
   Municipal Closed-End
        Exchange-Traded
                  Funds

                        SELECT PORTFOLIOS
                        NXP
                        NXQ
                        NXR
                        NXC
                        NXN

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            DEPENDABLE,
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                BECAUSE
IT'S NOT WHAT YOU EARN,
 IT'S WHAT YOU KEEP.(R)


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Photo of: Timothy R. Schwertfeger
Chairman of the Board

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other information electronically ...see the inside front cover of this report for detailed instructions."

Dear
   Shareholder

Once again, I am pleased to report that during the period covered by this report your Nuveen Select Portfolio continued to meet its objective of providing attractive tax-free monthly income. Detailed information on your investment's performance can be found in the Portfolio Manager's Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Select Portfolio also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Portfolio reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower your Portfolio's expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Select Portfolios to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger, and our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2002

Nuveen Select Portfolios
(NXP, NXQ, NXR, NXC, NXN)

Portfolio Manager's
               Comments

Portfolio manager Tom Spalding discusses economic conditions, key investment strategies, and the recent performance of the Select Portfolios. Tom, who has 26 years of investment management experience with Nuveen, has managed the Portfolios since 1999.

WHAT WERE THE MAJOR FACTORS AFFECTING THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

In several fundamental respects, not much has changed since our last shareholder report. We believe two of the most influential factors affecting the U.S. economy and the municipal markets during this reporting period continued to be the slow pace of the U.S. economic recovery and the Federal Reserve's maintenance of short-term interest rates at 40-year lows. As noted in our last report as well, the uncertain geopolitical climate that has followed the tragic events of September 11, 2001, also has impacted the economy and the markets.

In the municipal market, the generally slow economic recovery of the past year combined with the lack of inflationary pressures helped many bonds perform well. Relatively low interest rate levels helped spur new municipal bond issuance during the first nine months of 2002, resulting in an increase of 28% in new municipal issuance at the national level when compared with January-September 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as property/ casualty insurance companies, also have been active buyers in the municipal market.

Over the past year, the economies of both California and New York have suffered a general slowdown, with little job growth. New York has had to contend with a weak securities industry and the direct aftermath of the September 11 attacks, while California's growth remained hampered by an ailing technology sector and the need to bring final resolution to the state's 2001 power problems. As tax revenues have fallen, both California and New York have grappled with major budgetary issues. Both states have approved fiscal year 2003 budgets that were balanced by a combination of expense reductions, program cuts, and fund transfers. Despite these factors, credit ratings for New York general obligation debt remained intact at A2/AA/AA from Moody's, Standard & Poor's and Fitch, respectively, with positive or stable outlooks from all three rating agencies. Following a Moody's downgrade in November 2001, California's ratings have held at A1/A+/AA. However, all three rating agencies maintain a negative outlook for California due to concerns about budget issues and near-term liquidity. During the first nine months of 2002, municipal supply in New York jumped 172% over January-September 2001 levels. During the same period, California issuance rose 21% over 2001 levels.

HOW DID THE NUVEEN SELECT PORTFOLIOS PERFORM OVER THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002?

During the twelve months ended September 30, 2002, the Fed's policy of maintaining short-term interest rates at their lowest levels since the early 1960s, combined with a relatively low rate of inflation, created a positive total return environment for municipal bonds and bond funds. Individual results for the Nuveen Select Portfolios, as well as for relevant indexes, are presented in the accompanying table.

                             TOTAL RETURN         LEHMAN    LIPPER
            MARKET YIELD           ON NAV  TOTAL RETURN1  AVERAGE2
------------------------------------------------------------------
                                   1 YEAR         1 YEAR    1 YEAR
                   TAXABLE-         ENDED          ENDED     ENDED
       9/30/02  EQUIVALENT3       9/30/02        9/30/02   9/30/02
------------------------------------------------------------------
NXP      5.65%        8.07%         7.08%          8.93%     6.88%
------------------------------------------------------------------
NXQ      5.47%        7.81%         5.86%          8.93%     6.88%
------------------------------------------------------------------
NXR      5.40%        7.71%         5.38%          8.93%     6.88%
------------------------------------------------------------------
NXC      4.82%        7.59%         6.60%          8.65%    10.38%
------------------------------------------------------------------
NXN      4.94%        7.60%         7.20%          9.10%    11.22%
------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


In a market characterized by rising bond values, funds with longer durations4 typically would be expected to perform better than funds and indexes with shorter durations. As of September 30, 2002, the durations of the three national Portfolios ranged from 4.50 to 5.41, compared with 7.83 for the Lehman Brothers Municipal Bond Index, while NXC and NXN had durations of 5.64 and 5.39, respectively, compared with 8.21 and 7.54 for the Lehman California and New York Tax-Exempt Bond Indexes.

Much of the Portfolios' underperformance in comparison with these benchmarks can be traced to their relatively short durations in a generally falling interest rate environment. In addition, there were several other factors that had an influence on the Portfolios' total returns over the reporting period, including call exposure, the performance of insured versus uninsured bonds, and the results achieved by individual bond holdings. For example, the national Portfolios all hold airline-backed bonds issued for facilities at Chicago's O'Hare International Airport, which were impacted negatively by the overall decline in air travel over the past year.

HOW DID THE MARKET ENVIRONMENT AFFECT THE PORTFOLIOS' DIVIDENDS AND SHARE
PRICES?
Increased bond call exposure over the past several years, and the resulting reinvestment in today's lower interest rate environment, led each Portfolio to reduce its monthly dividend in September 2002. Over the next twelve months, the number of bond calls and the interest rates at which we can reinvest the proceeds of these calls will continue to exert an influence on the dividends of the Nuveen Select Portfolios.

Given the equity market volatility of the past year, we believe that investors have continued to evaluate their asset allocation plans and a number have made a shift toward the balance offered by fixed-income investments. Over the period covered by this report, the share prices of all of the Nuveen Select Portfolios rose, while their NAVs remained relatively stable. As of September 30, 2002, NXC had moved from trading at a discount to its common share net asset value to trading at a premium, while the discounts on the remaining Portfolios, with the exception of NXN, narrowed (see charts on individual Performance Overview pages).



1 The total annual returns on common share net asset value for the national Portfolios are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an un-leveraged index comprising a broad range of investment-grade municipal bonds. The annual returns of NXC and NXN are compared with those of the Lehman Tax-Exempt Bond Indexes for California and New York, respectively. These un-leveraged indexes comprise a broad range of municipal bonds within each of those states. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of the national Portfolios are compared with the average annualized return of the 12 funds in the Lipper General and Insured Unlever-aged Municipal Debt Funds category. NXC's total return is compared with the average total return of the 22 funds in the Lipper California Municipal Debt Funds category, while the comparison for NXN is based on the average total return of the 14 funds in the Lipper New York Municipal Debt Funds category. Portfolio and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen portfolio on an after-tax basis. For the national Portfolios, the taxable-equivalent yield is based on the portfolio's market yield on the indicated date and a federal income tax rate of 30%, while the taxable-equivalent yields for NXC and NXN are based on their market yields on the indicated date and combined federal and state income tax rates of 36.5% and 35%, respectively.

4 Duration is a measure of a portfolio's NAV volatility in reaction to interest rate movements.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE YEAR ENDED SEPTEMBER 30, 2002?

Over the twelve months ended September 30, 2002, our primary focus remained on supporting the Portfolios' dividend-paying capabilities, managing their call exposures and investing in regions and sectors that we believed represented good values. Since each of the Portfolios has undergone a relatively modest amount of portfolio turnover since its inception in 1992, each has seen its average maturity shorten since its initial public offering. As noted, this has tended to hold down total returns in a generally positive environment for municipal bonds.

With the recent shareholder vote that eliminated their termination dates and allowed greater portfolio management flexibility, we have been looking judiciously for opportunities to invest further out on the yield curve. We believe this will help the Portfolios generate more current income, and also will tend to lengthen their average maturities and durations which may enhance dividend stability. In general, we have looked for bonds that we believed offered strong values in the 20-year maturity range. We think the purchases we've made in the past year, especially in bonds that were trading at par or slight premiums, have already had a positive impact on the Portfolios' returns and dividend-paying capabilities. This fundamental restructuring of each Portfolio will continue as we head into 2003.

As of September 30, 2002, the transportation sector accounted for 15%-19% of the investments in each Portfolio, with the exception of NXN, where education bonds represented the largest investment. Over the past year, the national Portfolios took advantage of opportunities to add to their transportation holdings, including the purchase of insured bonds issued for the Las Vegas monorail project. Our expectations are that the transportation sector will be a strong performer in coming months.

Given the current geopolitical and economic climate, maintaining strong credit quality remains a key goal of the Portfolios. All three of the national Portfolios continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 71% to 81% as of September 30, 2002. As part of changes recently approved by shareholders, NXC and NXN have selectively added some uninsured bonds. As of September 30, NXC had 17% of its portfolio invested in AA, A, and BBB bonds, while NXN had allocated 15% to AA bonds. The balance of these state Portfolios' investments are in insured and AAA/U.S. guaranteed securities.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN SELECT PORTFOLIOS IN PARTICULAR?

Over the next twelve months, our general outlook for the fixed-income markets remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may be slow to arrive and offer a slower rate of growth than some are currently predicting. We also expect inflation and interest rates to remain relatively low over the near term, while new municipal volume should continue to be strong. Given California's and New York's continued need to address budgetary imbalances, issuance is expected to remain heavy in both of these states. We also expect demand for tax-exempt municipal bonds to remain solid, as investors look for ways to rebalance their portfolios and reduce risk.

All five of the Nuveen Select Portfolios marked their 10-year anniversaries in 2002. The Portfolios are currently working their way past these milestones, which often mark an increased exposure to bond calls. Potential calls for the remainder of 2002 and 2003 range from 11% of NXN's portfolio to 42% in NXR. The number of actual calls experienced by each Portfolio will depend largely on market interest rates over the next 6 - 12 months. Our general approach has been to hold higher-yielding bonds as long as possible. If the bonds are in fact called, the anticipated increased volume of supply should provide opportunities to reinvest the proceeds in bonds that can extend call protection and duration.

In the months ahead, we plan to fully utilize Nuveen's experience and research expertise to focus on strategies that can add value for our shareholders. As noted, we believe bonds in the 20-year range of the yield curve currently offer excellent opportunities for price appreciation and provide yields that are close to those of longer bonds, with greater liquidity. The heavy issuance anticipated nationwide as well as in the California and New York markets should enhance our ability to find attractive opportunities to implement these strategies and keep the Portfolios fully invested. Overall, we believe the Nuveen Select Portfolios continue to represent an important element of investors' long-range financial programs, providing dependable tax-free income, diversification, and balance in uncertain times.

Nuveen Select Tax-Free Income Portfolio
Performance
   Overview As of September 30, 2002

NXP

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 64%
AA                                  17%
A                                   13%
BBB                                  6%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.45
--------------------------------------------------
Net Asset Value                             $15.17
--------------------------------------------------
Market Yield                                 5.65%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.07%
--------------------------------------------------
Net Assets ($000)                         $248,501
--------------------------------------------------
Average Effective Maturity (Years)           13.87
--------------------------------------------------
Average Duration                              4.62
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.05%         7.08%
--------------------------------------------------
5-Year                         4.73%         5.43%
--------------------------------------------------
10-Year                        6.18%         6.66%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S. Guaranteed                                24%
--------------------------------------------------
Transportation                                 15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share2
10/01                      0.071
11/01                      0.071
12/01                      0.071
1/02                       0.071
2/02                       0.071
3/02                       0.071
4/02                       0.071
5/02                       0.071
6/02                       0.071
7/02                       0.071
8/02                       0.071
9/02                       0.068


Line Chart:
Share Price Performance
10/1/01                    14.7
                           14.2
                           14.04
                           14.2
                           14.3
                           14.32
                           14.1
                           14.02
                           14.1
                           13.52
                           13.55
                           13.63
                           13.8
                           14.05
                           14
                           14.17
                           14.1
                           14.3
                           14.38
                           14.32
                           14.4
                           14.28
                           14.34
                           14.09
                           13.88
                           13.85
                           14.08
                           13.95
                           14.05
                           13.94
                           14.12
                           14.05
                           14.2
                           14.3
                           14.38
                           14.5
                           14.37
                           14.25
                           14.4
                           14.58
                           14.63
                           14.74
                           14.46
                           14.86
                           14.79
                           14.82
                           14.09
                           14.14
                           14.23
                           14.3
                           14.27
9/30/02                    14.25
Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0230 per share.

Nuveen Select Tax-Free Income Portfolio 2

Performance
   Overview As of September 30, 2002

NXQ

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 58%
AA                                  20%
A                                   12%
BBB                                 10%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.58
--------------------------------------------------
Net Asset Value                             $14.84
--------------------------------------------------
Market Yield                                 5.47%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.81%
--------------------------------------------------
Net Assets ($000)                         $261,350
--------------------------------------------------
Average Effective Maturity (Years)           14.44
--------------------------------------------------
Average Duration                              4.50
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/92)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.25%         5.86%
--------------------------------------------------
5-Year                         5.15%         5.18%
--------------------------------------------------
10-Year                        6.39%         6.40%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S. Guaranteed                                23%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------

Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share2
10/01                      0.0695
11/01                      0.0695
12/01                      0.0695
1/02                       0.0695
2/02                       0.0695
3/02                       0.0695
4/02                       0.0695
5/02                       0.0695
6/02                       0.0695
7/02                       0.0695
8/02                       0.0695
9/02                       0.0665


Line Chart:
Share Price Performance
10/1/01                    14.45
                           14
                           13.94
                           14.08
                           14.13
                           14.19
                           13.86
                           13.86
                           13.9
                           13.43
                           13.72
                           13.2
                           13.51
                           13.67
                           13.69
                           13.84
                           13.73
                           14
                           14.04
                           13.78
                           13.75
                           13.78
                           13.74
                           13.6
                           13.35
                           13.66
                           13.79
                           13.66
                           13.63
                           13.5
                           13.61
                           13.72
                           13.77
                           13.65
                           14.09
                           14.06
                           13.8
                           14
                           14.11
                           14.43
                           14.37
                           14.34
                           14.12
                           14.43
                           14.28
                           14.16
                           14
                           14.2
                           14.07
                           14.18
                           14.3
9/30/02                    14.48

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0169 per share.

Nuveen Select Tax-Free Income Portfolio 3

Performance
   Overview As of September 30, 2002


NXR

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 47%
AA                                  24%
A                                   24%
BBB                                  5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.11
--------------------------------------------------
Net Asset Value                             $14.48
--------------------------------------------------
Market Yield                                 5.40%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.71%
--------------------------------------------------
Net Assets ($000)                         $187,778
--------------------------------------------------
Average Effective Maturity (Years)           14.09
--------------------------------------------------
Average Duration                              5.41
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.15%         5.38%
--------------------------------------------------
5-Year                         5.67%         5.20%
--------------------------------------------------
10-Year                        6.02%         6.40%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      18%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------


Bar Chart:
2001-2002 Monthly Tax-Free Dividends Per Share
10/01                      0.0665
11/01                      0.0665
12/01                      0.0665
1/02                       0.0665
2/02                       0.0665
3/02                       0.0665
4/02                       0.0665
5/02                       0.0665
6/02                       0.0665
7/02                       0.0665
8/02                       0.0665
9/02                       0.0635


Line Chart:
Share Price Performance

4/1/01                     13.89
                           13.5
                           13.64
                           13.62
                           13.69
                           13.66
                           13.5
                           13.58
                           13.61
                           13.11
                           13.12
                           13.1
                           13.15
                           13.41
                           13.42
                           13.43
                           13.35
                           13.52
                           13.56
                           13.52
                           13.53
                           13.58
                           13.24
                           13.24
                           13.15
                           13.42
                           13.35
                           13.18
                           13.12
                           13.1
                           13.35
                           13.32
                           13.35
                           13.47
                           13.4
                           13.41
                           13.45
                           13.47
                           13.46
                           13.75
                           13.9
                           13.72
                           13.7
                           13.92
                           14
                           14.05
                           13.9
                           13.81
                           13.79
                           13.71
                           13.72
9/30/02                    13.88

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Nuveen California Select Tax-Free Income Portfolio

Performance
   Overview As of September 30, 2002

NXC

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 83%
AA                                   2%
A                                   14%
BBB                                  1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.19
--------------------------------------------------
Net Asset Value                             $14.94
--------------------------------------------------
Market Yield                                 4.82%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   6.89%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.59%
--------------------------------------------------
Net Assets ($000)                          $93,487
--------------------------------------------------
Average Effective Maturity (Years)           14.66
--------------------------------------------------
Average Duration                              5.64
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/92)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.89%         6.60%
--------------------------------------------------
5-Year                         6.18%         5.33%
--------------------------------------------------
10-Year                        5.85%         6.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 19%
--------------------------------------------------
Tax Obligation/General                         18%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------


2001-2002 Monthly Tax-Free Dividends Per Share2
10/01                      0.064
11/01                      0.064
12/01                      0.064
1/02                       0.064
2/02                       0.064
3/02                       0.064
4/02                       0.064
5/02                       0.064
6/02                       0.064
7/02                       0.064
8/02                       0.064
9/02                       0.061


Line Chart:
Share Price Performance
10/1/01                    14.62
                           14.62
                           14.44
                           14.39
                           14.73
                           14.69
                           14.82
                           14.79
                           14.86
                           14.89
                           14.83
                           14.66
                           14.54
                           14.62
                           14.91
                           14.83
                           14.84
                           14.91
                           14.95
                           14.79
                           15
                           14.83
                           14.8
                           14.66
                           14.18
                           14.25
                           14.45
                           14.38
                           14.43
                           14.4
                           14.53
                           14.75
                           15
                           14.8
                           14.8
                           14.95
                           14.94
                           15.35
                           15.5
                           15.7
                           15.85
                           15
                           14.79
                           15.13
                           15.03
                           14.95
                           14.9
                           14.5
                           14.6
                           14.61
                           14.62
9/30/02                    15.15

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0240 per share.

Nuveen New York Select Tax-Free Income Portfolio

Performance
   Overview As of September 30, 2002


NXN

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 85%
AA                                  15%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.10
--------------------------------------------------
Net Asset Value                             $14.78
--------------------------------------------------
Market Yield                                 4.94%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.06%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.60%
--------------------------------------------------
Net Assets ($000)                          $57,728
--------------------------------------------------
Average Effective Maturity (Years)           16.42
--------------------------------------------------
Average Duration                              5.39
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.95%         7.20%
--------------------------------------------------
5-Year                         4.61%         5.34%
--------------------------------------------------
10-Year                        5.05%         6.23%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
U.S. Guaranteed                                17%
--------------------------------------------------
Water and Sewer                                14%
--------------------------------------------------
Long-Term Care                                  9%
--------------------------------------------------
Housing/Single Family                           8%
--------------------------------------------------


2001-2002 Monthly Tax-Free Dividends Per Share
10/01                      0.06
11/01                      0.06
12/01                      0.06
1/02                       0.06
2/02                       0.06
3/02                       0.06
4/02                       0.06
5/02                       0.06
6/02                       0.06
7/02                       0.06
8/02                       0.06
9/02                       0.058

Line Chart:
Share Price Performance
10/01/01                   14.05
                           13.96
                           13.82
                           13.85
                           13.98
                           14.09
                           14.1
                           14.07
                           14.21
                           14.01
                           13.95
                           13.75
                           13.92
                           14
                           14.11
                           13.95
                           14.02
                           14.15
                           14.24
                           14.27
                           14.32
                           14.16
                           14.04
                           13.97
                           13.77
                           13.76
                           13.64
                           13.56
                           13.5
                           13.7
                           13.71
                           13.6
                           13.68
                           13.68
                           13.7
                           13.85
                           13.97
                           13.95
                           13.95
                           14
                           14.3
                           14.1
                           13.97
                           13.8
                           13.9
                           13.81
                           13.91
                           13.75
                           13.9
                           13.95
                           14.08
9/30/02                    14.08

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

Shareholder
        Meeting Report

The Shareholder Meeting was held in Chicago, Illinois on July 31, 2002.

                                                                    NXP            NXQ            NXR           NXC            NXN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE TRUSTEES WAS REACHED AS FOLLOWS:
                                                                    Common        Common         Common         Common        Common
                                                                    Shares        Shares         Shares         Shares        Shares
====================================================================================================================================
James E. Bacon
      For                                                       15,096,960    16,492,186     12,234,673      5,917,428     3,776,760
      Withhold                                                     293,163       397,256        261,537        107,968        64,869
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
William E. Bennett
      For                                                       15,105,253    16,490,503     12,228,805      5,912,761     3,776,441
      Withhold                                                     284,870       398,939        267,405        112,635        65,188
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
Jack B. Evans
      For                                                       15,110,073    16,502,089     12,237,176      5,919,561     3,771,926
      Withhold                                                     280,050       387,353        259,034        105,835        69,703
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
William L. Kissick
      For                                                       15,102,653    16,502,440     12,237,740      5,915,718     3,776,760
      Withhold                                                     287,470       387,002        258,470        109,678        64,869
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
Thomas E. Leafstrand
      For                                                       15,105,944    16,490,862     12,243,573      5,917,004     3,780,360
      Withhold                                                     284,179       398,580        252,637        108,392        61,269
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
Timothy R. Schwertfeger
      For                                                       15,108,593    16,501,961     12,240,550      5,917,137     3,770,726
      Withhold                                                     281,530       387,481        255,660        108,259        70,903
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
Sheila W. Wellington
      For                                                       15,100,027    16,482,200     12,235,824      5,917,087     3,779,045
      Withhold                                                     290,096       407,242        260,386        108,309        62,584
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================
APPROVAL OF AMENDMENT TO THE DECLARATION OF TRUST
      For                                                        8,321,273     8,931,594      6,766,260      3,156,270     1,959,928
      Against                                                      339,280       357,195        351,080        207,594        70,550
      Abstain                                                      309,791       332,665        192,867        115,923        64,246
      Broker Non-Vote                                            6,419,779     7,267,988      5,186,003      2,545,609     1,746,905
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     15,390,123    16,889,442     12,496,210      6,025,396     3,841,629
====================================================================================================================================

                            Nuveen Select Tax-Free Income Portfolio (NXP)
                            Portfolio of
                                    Investments September 30, 2002 (Unaudited)
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$         440   Alabama Housing Finance Authority, Single Family Mortgage Revenue            4/04 at 102.00       Aaa    $  460,900
                 Bonds (Collateralized Home Mortgage Revenue Bond Program),
                 1994 Series A-1, 6.550%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.9%

        4,750   State Public Works Board of California, Lease Revenue Bonds                  3/04 at 102.00       Aaa     5,222,910
                  (California Community Colleges), 1994 Series B (Various
                 Community College Projects), 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        3,000   State Public Works Board of California, Lease Revenue Bonds                 11/04 at 102.00       Aaa     3,400,260
                 (Department of Corrections), 1994 Series A (California State
                 Prison - Monterey County (Soledad II)), 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

        1,450   California Statewide Communities Development Authority,                      2/03 at 102.00        A3     1,484,568
                 Hospital Revenue Certificates of Participation, Cedars-Sinai
                 Medical Center, Series 1992, 6.500%, 8/01/15

        2,000   Los Angeles County Metropolitan Transportation Authority,                    7/03 at 102.00       AAA     2,088,640
                 California, Sales Tax Revenue Refunding Bonds (Proposition A),
                 Series 1993-A, 5.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 9.1%

        5,000   City and County of Denver, Colorado, Airport System Revenue                 11/11 at 100.00       AAA     5,528,800
                 Refunding Bonds, Series 2001B, 5.625%, 11/15/17 (Alternative
                 Minimum Tax)

       10,750   City and County of Denver, Colorado, Airport System Revenue                    No Opt. Call         A    13,585,958
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,160   Northwest Parkway Public Highway Authority, Colorado, Revenue                6/11 at 102.00       AAA     3,526,655
                 Bonds, Senior Series 2001A, 5.500%, 6/15/20


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.5%

        1,000   District of Columbia, Hospital Revenue and Refunding Bonds                   8/06 at 102.00       AAA     1,190,530
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 6.9%

          250   Escambia County, Florida, Pollution Control Revenue Bonds,                  12/03 at 102.00       BBB       250,405
                 Champion International Corporation Project, Series 1993,
                 5.875%, 6/01/22 (Alternative Minimum Tax)

       10,000   Jacksonville Electric Authority, Florida, Revenue Bonds                     10/11 at 100.00        AA    10,769,400
                 (St. John's River Power Park System), Refunding Issue 2,
                 17th Series, 5.000%, 10/01/17

        6,100   Jacksonville Electric Authority, Florida, Revenue Bonds                     10/02 at 101.00        AA     6,161,366
                 (St. John's River Power Park System), Refunding Issue 2,
                 Ninth Series, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.6%

        1,330   State of Hawaii, Certificates of Participation (Kapolei State               11/08 at 101.00       AAA     1,414,216
                 Office Building), 1998 Series A, 5.000%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.3%

        2,000   Central Lake County Joint Action Water Agency, Lake County,                  5/03 at 102.00       AAA     2,051,780
                 Illinois, Interim Water Revenue Bonds, Series 1993,
                 5.375%, 5/01/20

                City of Chicago Heights, Illinois, General Obligation Bonds,
                Series 1993 (Corporate Purpose Bonds):
        3,820    5.650%, 12/01/15                                                           12/08 at 100.00       AAA     4,332,033
        2,600    5.650%, 12/01/17                                                           12/08 at 100.00       AAA     2,933,008

        2,500   City of Chicago, Illinois, Chicago O'Hare International Airport,               No Opt. Call        Ca       425,125
                 Special Facility Revenue Refunding Bonds (United Air Lines,
                 Inc. Project), Series 2001C, 6.300%, 5/01/16

        7,000   Cook County, Illinois, General Obligation Bonds, Series 1992A,              11/02 at 102.00       AAA     7,184,800
                 6.600%, 11/15/22 (Pre-refunded to 11/15/02)


                                       12

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,000   Illinois Educational Facilities Authority, Revenue Bonds                     5/08 at 101.00         A    $1,043,510
                 (Midwestern University), Series 1998B, 5.500%, 5/15/18

        3,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds           7/03 at 102.00       AAA     3,163,440
                 (Loyola University of Chicago), Series 1989-A, 6.100%, 7/01/15
                 (Pre-refunded to 7/01/03)

        2,365   Illinois Health Facilities Authority, Revenue Bonds and Revenue                No Opt. Call    N/R***     2,707,286
                 Refunding Bonds, Series 1992B (Evangelical Hospitals
                 Corporation), 6.500%, 4/15/09

        1,320   Illinois Health Facilities Authority, Revenue Bonds, Series 2001            10/11 at 100.00         A     1,394,778
                 (Decatur Memorial Hospital), 5.600%, 10/01/16

        2,700   Illinois Health Facilities Authority, Revenue Bonds, Series 2002A            7/12 at 100.00        A-     2,936,601
                 (Lake Forest Hospital), 6.000%, 7/01/17

          800   Illinois Housing Development Authority, Homeowner Mortgage                   2/10 at 100.00        AA       863,040
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17
        1,500   Illinois Housing Development Authority, Homeowner Mortgage                   7/10 at 100.00        AA     1,623,840
                 Revenue Bonds, Series 1999-G1, 5.700%, 8/01/17

          600   Illinois Educational Facilities Authority, Student Housing Revenue           5/12 at 101.00      Baa2       611,592
                 Bonds, Educational Advancement Foundation Fund, University
                 Center Project, Series 2002, 6.000%, 5/01/22

        2,000   State of Illinois, General Obligation Bonds, Series 1994,                    8/04 at 102.00     AA***     2,195,100
                 5.875%, 8/01/14 (Pre-refunded to 8/01/04)

        3,125   Metropolitan Pier and Exposition Authority, Illinois, McCormick                No Opt. Call       AAA     1,626,344
                 Place Expansion Project Bonds, Series 1992A, 0.000%, 6/15/17

        5,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick              6/12 at 101.00       AAA     5,255,850
                 Place Expansion Project Refunding Revenue Bonds,
                 Series 2002B, 5.000%, 6/15/21

        2,500   Regional Transportation Authority, Cook, DuPage, Kane, Lake,                 6/03 at 102.00       AAA     2,621,900
                 McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.4%

        5,000   Duneland School Building Corporation, Indiana, First Mortgage                2/09 at 101.00       AAA     5,343,450
                 Bonds, Series 1999 Refunding, 5.125%, 2/01/18

        9,855   Indianapolis Local Public Improvement Bond Bank, Indiana,                    7/12 at 100.00       AAA    10,445,709
                 Revenue Refunding Bonds (Waterworks Project), Series 2002A,
                 5.125%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.7%

        4,030   City of Wichita, Kansas, Revenue Bonds (CSJ Health System                   11/02 at 101.00     A+***     4,131,677
                 of Wichita, Inc.), Series 1985 XXV (Remarketed), 7.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.9%

        1,100   County of Jefferson, Kentucky, Health System Revenue Bonds,                 10/08 at 101.00       AAA     1,170,191
                 Series 1998 (Alliant Health System, Inc.), 5.125%, 10/01/18

        3,230   Lexington-Fayette Urban County Government, Kentucky,                        11/04 at 102.00       AAA     3,636,108
                 Governmental Project Revenue Bonds, Series 1994 (University
                 of Kentucky Alumni Association, Inc. - Commonwealth Library
                 Project), 6.750%, 11/01/15 (Pre-refunded to 11/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5%

          800   Maine Educational Loan Authority, Educational Loan Revenue                  12/02 at 102.00         A       818,576
                 Bonds, Series 1992A-2 (Supplemental Educational Loan
                 Program), 7.150%, 12/01/16 (Alternative Minimum Tax)

                Maine Educational Loan Authority, Educational Loan Revenue
                Bonds, Series 1992A-1 (Supplemental Educational Loan Program):
        1,290    6.800%, 12/01/07 (Alternative Minimum Tax)                                 12/02 at 102.00       Aaa     1,321,644
        1,455    7.000%, 12/01/16 (Alternative Minimum Tax)                                 12/02 at 102.00       Aaa     1,488,567


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.2%

          500   Massachusetts Health and Educational Facilities Authority,                   7/11 at 101.00       AA-       563,110
                 Revenue Bonds, Partners HealthCare System Issue, Series C,
                 6.000%, 7/01/17


                                       13


                            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                   Portfolio of Investments September 30, 2002 (Unaudited)

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.4%

$       1,000   Michigan State Hospital Finance Authority, Hospital Revenue                  8/08 at 101.00      BBB-    $  895,480
                 Bonds (Detroit Medical Center Obligated Group),
                 Series 1998A, 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.4%

        1,045   Minnesota Housing Finance Agency, Single Family Mortgage                     7/08 at 101.00       AA+     1,097,271
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6%

        3,600   Calhoun County, Mississippi, Solid Waste Disposal Revenue                    4/07 at 103.00       BBB     3,881,160
                 Bonds (Weyerhauser Company Project), Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.3%

        6,025   Director of the State of Nevada, Department of Business and                  1/10 at 100.00       AAA     6,319,201
                 Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.375%, 1/01/40

        4,070   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,                6/12 at 100.00       AAA     4,454,493
                 5.500%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.7%

        1,715   New Hampshire Housing Finance Authority, Single Family                       5/11 at 100.00       Aa2     1,797,286
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.1%

                City of New York, New York, General Obligation Bonds, Fiscal
                1995 Series A:
          305    6.250%, 8/01/10 (Pre-refunded to 8/01/04)                                   8/04 at 101.50       Aaa       335,951
        4,865    6.250%, 8/01/10                                                             8/04 at 101.50         A     5,328,975

        1,600   Dormitory Authority of the State of New York, Mount Sinai NYU                7/10 at 101.00      BBB-     1,791,904
                 Health Obligated Group Revenue Bonds, Series 2000A,
                 6.500%, 7/01/17

          280   New York State Medical Care Facilities Finance Agency, Mental                2/03 at 101.00       AA-       286,801
                 Health Services Facilities Improvement Revenue Bonds,
                 1991 Series D, 7.400%, 2/15/18


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,680   Ohio Housing Finance Agency, Residential Mortgage Revenue                    9/07 at 102.00       Aaa     2,881,509
                 Bonds, Series 1997A (Remarketed), 6.050%, 9/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.3%

          750   Pennsylvania Higher Educational Facilities Authority, Revenue                2/03 at 102.00       AAA       768,015
                 Bonds (Thomas Jefferson University), 1992 Series A,
                 6.625%, 8/15/09


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.5%

       10,000   Greenville County School District, South Carolina, Installment              12/12 at 101.00       AA-    11,153,400
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19

        5,000   South Carolina Housing Finance and Development Authority,                   11/02 at 102.00       Aaa     5,108,700
                 Multifamily Housing Revenue Bonds, 1992 Series A,
                 6.875%, 11/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.4%

        5,750   Memphis-Shelby County Airport Authority, Tennessee, Airport                  7/03 at 102.00       BBB     5,930,608
                 Special Facilities and Project Revenue Bonds (Federal Express
                 Corporation), Series 1993, 6.200%, 7/01/14 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 9.2%

        5,000   Brazos River Harbor Navigation District, Braoria County, Texas,              5/12 at 101.00         A     5,183,000
                 Environmental Facilities Revenue Bonds (Dow Chemical Company
                 Project), 2002 Series A-6, 6.250%, 5/15/33 (Alternative
                 Minimum Tax) (Mandatory put 5/15/17)

        2,000   Conroe Independent School District, Texas, Unlimited Tax                     2/04 at 100.00       AAA     2,053,920
                 Schoolhouse and Refunding Bonds, Series 1993,
                 5.000%, 2/01/18

        6,150   Dallas Independent School District, Dallas County, Texas,                    2/12 at 100.00       AAA     6,623,612
                 General Obligation Bonds, Series 2002 Refunding,
                 5.250%, 2/15/20

        4,370   Harris County Health Facilities Development Corporation, Texas,             12/02 at 102.00     A3***     4,766,403
                 Hospital Revenue Bonds (Memorial Hospital System Project),
                 Series 1992, 7.125%, 6/01/15


                                       14

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,500   Irving Independent School District, Dallas County, Texas, General            2/12 at 100.00       AAA    $3,596,075
                 Obligation Bonds, Series 2002A Refunding, 5.000%, 2/15/31

                City of San Antonio, Texas, Water System Revenue Refunding
                Bonds, Series 1992:
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07)                                   5/07 at 100.00       AAA       109,951
          465    6.000%, 5/15/16                                                               No Opt. Call       AAA       562,752


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.3%

        2,500   Public Utility District No. 1 of Snohomish County, Washington,               1/03 at 100.00     A+***     2,534,375
                 Electric System Refunding Revenue Bonds, Series 1991A,
                 7.000%, 1/01/16 (Pre-refunded to 1/01/03)

        5,700   Public Utility District No. 1 of Snohomish County, Washington,               1/03 at 101.00       Aaa     6,940,833
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        3,000   Washington State Healthcare Facilities Authority, Revenue                   12/07 at 101.00       AAA     3,141,090
                 Bonds, Series 1997A, Catholic Health Initiatives,
                 5.125%, 12/01/17

        9,750   Washington State Healthcare Facilities Authority, Revenue                   10/11 at 100.00       AAA    10,393,988
                 Bonds, Series 2001A, Providence Health System,
                 5.125%, 10/01/17

        5,000   Washington Public Power Supply System, Nuclear Project                       7/03 at 102.00       Aa1     5,146,250
                 No. 1 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.9%

        1,885   Marshall County, West Virginia, Special Obligation Refunding                   No Opt. Call       AAA     2,249,502
                 Bonds, Series 1992, 6.500%, 5/15/10


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.8%

        4,400   Wisconsin Health and Educational Facilities Authority, Revenue               6/03 at 102.00       AAA     4,525,133
                 Bonds, Series 1993 (Hospital Sisters Services, Inc. - Obligated
                 Group), 5.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     222,820   Total Long-Term Investments (cost $219,748,052) - 95.3%                                                 236,831,305
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS (COST $2,000,000) - 0.8%

$       2,000   Minnesota Higher Education Facilities Authority, Revenue Bonds                                 VMIG-1     2,000,000
=============    (St. Olaf College), Series 2000-5H, Variable Rate Demand
                 Obligations, 2.100%, 10/01/30+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.9%                                                                      9,669,688
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $248,500,993
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       15


                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                            Portfolio of
                                    Investments September 30, 2002 (Unaudited)
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%

$       1,000   City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds,                10/11 at 100.00       AAA    $1,061,380
                 Series 2002A Refunding and Construction, 5.000%, 10/01/19

        1,000   Sebastian County, Arkansas, Sparks Regional Medical Center,                 11/11 at 101.00        A2     1,017,980
                 Public Health Facilities Board Hospital Revenue Improvement
                 Bonds, Series 2001A, 5.250%, 11/01/21


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.5%

        3,250   State Public Works Board of California, Lease Revenue Bonds                  3/04 at 102.00       Aaa     3,573,570
                 (California Community Colleges), 1994 Series B (Various
                 Community College Projects), 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        2,000   State Public Works Board of California, Lease Revenue Refunding                No Opt. Call       Aa2     2,373,020
                 Bonds (The Regents of the University of California),
                 1993 Series A (Various University of California Projects),
                 5.500%, 6/01/14

        5,000   State Public Works Board of California, Lease Revenue Bonds                 11/04 at 102.00       Aaa     5,667,100
                 (Department of Corrections), 1994 Series A (California State
                 Prison - Monterey County (Soledad II)), 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

          500   State Public Works Board of California, Lease Revenue                       12/08 at 101.00         A       540,465
                 Refunding Bonds (California Community Colleges) (Various
                 Community College Projects), 1998 Series A, 5.250%, 12/01/16

          500   City of Contra Costa Water District, California, Water Revenue              10/07 at 100.00       AA-       526,520
                  Bonds, Refunding Series 1997H, 5.000%, 10/01/17

          500   County of Contra Costa, California, Certificates of Participation           11/07 at 102.00       AAA       556,040
                 (Merrithew Memorial Hospital Replacement Project),
                 Refunding Series 1997, 5.375%, 11/01/17

        1,000   City of Fresno, California, Health Facility Revenue Bonds,                  12/03 at 102.00       AAA     1,062,230
                 Series 1993B (Holy Cross Health System Corporation),
                 5.625%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.6%

        5,000   City and County of Denver, Colorado, Airport System Revenue                 11/11 at 100.00       AAA     5,528,800
                 Refunding Bonds, Series 2001B, 5.625%, 11/15/17 (Alternative
                 Minimum Tax)

        3,185   City and County of Denver, Colorado, Airport System Revenue                    No Opt. Call         A     4,025,235
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
        2,335    7.250%, 11/15/12 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)      11/02 at 102.00       Aaa     2,397,625
        9,130    7.250%, 11/15/12 (Alternative Minimum Tax)                                 11/02 at 102.00         A     9,355,328

        1,100   University of Colorado Hospital Authority, Hospital Revenue                 11/11 at 100.00        A3     1,122,363
                 Bonds, Series 2001A, 5.600%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          500   District of Columbia, Hospital Revenue and Refunding Bonds                   8/06 at 102.00       AAA       595,265
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.3%

        6,060   Jacksonville Electric Authority, Florida, Revenue Bonds                     10/02 at 101.00        AA     6,120,964
                 (St. John's River Power Park System), Refunding Issue 2,
                 Ninth Series, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

        1,100   State of Hawaii, Certificates of Participation (Kapolei State               11/08 at 101.00       AAA     1,169,652
                 Office Building), 1998 Series A, 5.000%, 5/01/17


                                       16

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.5%

$       8,420   Chicago Metropolitan Housing Development Corporation, Illinois,              1/03 at 102.00        AA    $8,601,956
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.800%, 7/01/17

        2,400   City of Chicago, Illinois, Chicago O'Hare International Airport,               No Opt. Call        Ca       408,120
                 Special Facility Revenue Refunding Bonds (United Air Lines,
                 Inc. Project), Series 2001C, 6.300%, 5/01/16

        8,070   Cook County, Illinois, General Obligation Bonds, Series 1992A,              11/02 at 102.00       AAA     8,283,048
                 6.600%, 11/15/22 (Pre-refunded to 11/15/02)

        2,500   Illinois Educational Facilities Authority, Revenue Bonds,                   12/03 at 102.00       BBB     2,562,900
                 Series 1993 (Columbia College), 6.125%, 12/01/18

                Illinois Educational Facilities Authority, Revenue Refunding Bonds,
                Series 1992 (Columbia College):
        2,610    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                                12/04 at 100.00    N/R***     2,899,240
        1,140    6.875%, 12/01/17                                                           12/04 at 100.00       BBB     1,187,606

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1993            11/03 at 102.00       AAA     3,065,190
                 (Rush-Presbyterian - St. Luke's Medical Center Obligated Group),
                 5.250%, 11/15/20

        2,255   Illinois Health Facilities Authority, Revenue Bonds, Series 2002A            7/12 at 100.00        A-     2,417,180
                 (Lake Forest Hospital), 6.250%, 7/01/22

        1,900   Illinois Housing Development Authority, Homeowner Mortgage                   2/10 at 100.00        AA     2,049,720
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

          600   Illinois Educational Facilities Authority, Student Housing Revenue           5/12 at 101.00      Baa2       611,592
                 Bonds, Educational Advancement Foundation Fund, University
                 Center Project, Series 2002, 6.000%, 5/01/22

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1992A:
        2,205    6.500%, 6/15/22 (Pre-refunded to 6/15/03)                                   6/03 at 102.00       Aaa     2,326,937
           45    6.500%, 6/15/22                                                             6/03 at 102.00       Aa3        46,655

        7,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick              6/12 at 101.00       AAA     7,358,190
                 Place Expansion Project Refunding Revenue Bonds,
                 Series 2002B, 5.000%, 6/15/21

        5,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,                 6/03 at 102.00       AAA     5,243,800
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue                12/12 at 100.00        AA     5,151,601
                 Source Bonds, Series 2002A, Tax Increment, 5.000%, 6/01/22

                Sauk Village, Illinois, General Obligation Alternate Revenue Source
                Bonds, Series 2002B, Tax Increment:
        1,060    0.000%, 12/01/17                                                              No Opt. Call        AA       507,857
        1,135    0.000%, 12/01/18                                                              No Opt. Call        AA       509,127


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.6%

        4,380   Indiana Municipal Power Agency, Power Supply System Revenue                  1/12 at 100.00       AAA     4,621,338
                 Bonds, Series 2002A, 5.125%, 1/01/21

        2,000   Indiana Housing Finance Authority, Single Family Mortgage                    7/11 at 100.00       Aaa     2,053,480
                 Revenue Bonds, 2002 Series C-2, 5.250%, 7/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.6%

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                             6/11 at 101.00        A1       909,760
        3,500    5.600%, 6/01/35                                                             6/11 at 101.00        A1     3,182,165


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 5.7%

        3,000   Louisiana Public Facilities Authority, Revenue Bonds, Tulane                 7/12 at 100.00       AAA     3,133,710
                 University of Louisiana, Series 2002A, 5.125%, 7/01/27

                Louisiana Public Facilities Authority, Revenue Bonds, Tulane
                University of Louisiana, Series 1992:
        2,590    6.625%, 11/15/21 (Pre-refunded to 11/15/02)                                11/02 at 102.00     A+***     2,658,298
        8,835    6.625%, 11/15/21 (Pre-refunded to 11/15/02)                                11/02 at 102.00     A+***     9,067,979


                                       17


                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                  Portfolio of Investments September 30, 2002 (Unaudited)

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

$       4,000   Massachusetts Health and Educational Facilities Authority,                  11/03 at 102.00       AAA    $4,084,560
                 Revenue Bonds, Cape Cod Health Systems, Inc. Issue, Series A,
                 5.250%, 11/15/21

        3,000   Massachusetts Health and Educational Facilities Authority,                  10/11 at 101.00      BBB+     3,114,840
                 Revenue Bonds, Berkshire Health System Issue, Series 2001E,
                 6.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%

        2,065   City of Billings, Montana, Tax Increment Urban Renewal Bonds,                3/03 at 100.50      Baa3     2,103,616
                 Refunding Series 1992, 7.100%, 3/01/08


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.5%

          500   Clark County, Nevada, Las Vegas Convention and Visitors                      7/06 at 101.00       AAA       546,540
                 Authority Bonds (General Obligation - Limited Tax), Series 1996,
                 5.500%, 7/01/17

       13,250   Director of the State of Nevada, Department of Business and                  1/10 at 100.00       AAA    13,896,998
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 5.2%

        2,700   Dormitory Authority of the State of New York, Mount Sinai NYU                7/10 at 101.00      BBB-     3,023,838
                 Health Obligated Group Revenue Bonds, Series 2000A,
                 6.500%, 7/01/17

        4,000   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA     4,552,600
                 New York, Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

        5,000   Triborough Bridge and Tunnel Authority, New York, Convention                   No Opt. Call       AA-     6,024,350
                 Center Bonds, Series E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.7%

        1,500   Charlotte-Mecklenburg Hospital Authority, North Carolina,                    1/11 at 101.00        AA     1,537,440
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        5,500   North Carolina Eastern Municipal Power Agency, Power System                  1/03 at 102.00       BBB     5,615,170
                 Revenue Bonds, Series 1993-D, 5.600%, 1/01/16


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,800   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia                    8/05 at 102.00       AAA     3,204,376
                 Health System), Series 1995, 6.250%, 8/15/14 (Pre-refunded to 8/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        1,000   Dauphin County General Authority, Pennsylvania, Health System                2/09 at 101.00       AAA     1,060,330
                 Revenue Bonds, Series 1999 (Pinnacle Health System Project),
                 5.125%, 8/15/17

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,             7/11 at 101.00       AAA     1,097,040
                 Airport Revenue Bonds, Series 2001A, Philadelphia Airport
                 System Project, 5.500%, 7/01/17 (Alternative Minimum Tax)

        3,250   School District of Philadelphia, Pennsylvania, General Obligation            2/12 at 100.00       AAA     3,519,783
                 Bonds, Series 2002A, 5.500%, 2/01/31


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.4%

        4,000   Greenville County School District, South Carolina, Installment              12/12 at 101.00       AA-     4,461,360
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19

        7,000   Richland County, South Carolina, Solid Waste Disposal Facilities            11/02 at 102.00       BBB     7,155,680
                 Revenue Bonds (Union Camp Corporation Project), Series 1992-A,
                 6.750%, 5/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.7%

        1,670   Tennessee Housing Development Agency, Homeownership Program                  1/03 at 102.00        AA     1,705,905
                 Bonds, Issue WR, 6.800%, 7/01/17


                                       18

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 12.2%

$       3,275   Health Facilities Development Corporation, Bexar County, Texas,              8/04 at 102.00       AAA    $3,657,848
                 Hospital Revenue Bonds (Baptist Memorial Hospital System
                 Project), Series 1994, 6.900%, 2/15/14 (Pre-refunded to 8/15/04)

        4,000   Brazos River Harbor Navigation District, Braoria County, Texas,              5/12 at 101.00         A     4,146,400
                 Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative
                 Minimum Tax) (Mandatory put 5/15/17)

        4,635   Cleveland Housing Corporation, Texas, Mortgage Revenue                       1/03 at 100.00       AAA     4,658,685
                 Refunding Bonds, Series 1992-C (FHA-Insured - Section 8),
                 7.375%, 7/01/24

        2,500   Harris County Health Facilities Development Corporation, Texas,             10/05 at 102.00       AAA     2,805,100
                 Hospital Revenue Refunding Bonds (Children's Hospital Project),
                 Series 1995, 5.500%, 10/01/16

        2,000   City of Houston, Texas, Airport System Subordinate Lien Revenue              7/12 at 100.00       AAA     2,173,420
                 Bonds, Series 2002A, 5.625%, 7/01/20 (Alternative Minimum Tax)

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply                     10/12 at 100.00        AA     5,195,265
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17

        8,900   Texas Turnpike Authority, Dallas North Tollway System Revenue                1/06 at 102.00       AAA     9,351,586
                 Bonds, Series 1995 (President George Bush Turnpike),
                 5.250%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.6%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,                   2/09 at 100.00       AAA     3,187,770
                 1999 Series C, 5.800%, 8/15/16

        3,600   Vermont Industrial Development Authority, Industrial Development             3/03 at 102.00         A     3,677,436
                 Refunding Revenue Bonds (Stanley Works Project), Series 1992,
                 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.5%

        2,000   Washington State Healthcare Facilities Authority, Revenue                   12/07 at 101.00       AAA     2,094,060
                 Bonds, Series 1997A, Catholic Health Initiatives,
                 5.125%, 12/01/17

        6,715   Washington State Healthcare Facilities Authority, Revenue                   10/11 at 100.00       AAA     7,158,522
                 Bonds, Series 2001A, Providence Health System,
                 5.125%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.6%

        4,000   Wisconsin Housing and Economic Development Authority,                        3/12 at 100.00        AA     4,145,880
                 Home Ownership Revenue Bonds, 2002 Series G,
                 4.850%, 9/01/17
------------------------------------------------------------------------------------------------------------------------------------
$     234,460   Total Long-Term Investments (cost $231,988,680) - 93.6%                                                 244,507,384
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS (COST $6,100,000) - 2.3%

$       6,100   Camden County Improvement Authority, New Jersey, Senior                                          A-1+     6,100,000
=============    Redevelopment Revenue Bonds (Harvest Village Project),
                 Variable Rate Demand Bonds, Series 1999A, 1.950%, 7/01/29+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                     10,743,035
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $261,350,419
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       19


                            Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                            Portfolio of
                                    Investments September 30, 2002 (Unaudited)
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 0.3%

$         500   Marshall County Healthcare Authority, Alabama, Revenue Bonds,                1/12 at 101.00        A-    $  538,585
                 Series 2002A, 6.250%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 3.3%

        2,105   Azusa Unified School District, Los Angeles County, California,               7/12 at 100.00       AAA     2,319,710
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/21

        3,000   State Public Works Board of California, Lease Revenue Bonds                 11/04 at 102.00       Aaa     3,400,260
                 (Department of Corrections), 1994 Series A (California State
                 Prison - Monterey County (Soledad II)), 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

          500   City of Fresno, California, Health Facility Revenue Refunding               12/03 at 102.00       AAA       528,020
                 Bonds, Series 1993A (Holy Cross Health System Corporation),
                 5.625%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.5%

        2,500   City of Colorado Springs, Colorado, Utilities System Refunding              11/02 at 100.00        AA     2,514,600
                 Revenue Bonds, Series 1992A, 6.125%, 11/15/20 (Pre-refunded to 11/15/02)

        2,700   City and County of Denver, Colorado, Airport System Revenue                    No Opt. Call         A     3,412,287
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
          815    7.250%, 11/15/23 (Alternative Minimum Tax)                                 11/02 at 102.00       Aaa       836,858
                 (Pre-refunded to 11/15/02)
        3,185    7.250%, 11/15/23 (Alternative Minimum Tax)                                 11/02 at 102.00         A     3,267,237

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992C:
          470    6.750%, 11/15/13 (Alternative Minimum Tax)                                 11/02 at 102.00       Aaa       482,314
                 (Pre-refunded to 11/15/02)
        3,530    6.750%, 11/15/13 (Alternative Minimum Tax)                                 11/02 at 102.00         A     3,618,956


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   State of Connecticut, Health and Educational Facilities Authority,           1/03 at 102.00       AAA       256,208
                 Revenue Bonds, Bridgeport Hospital Issue, Series A,
                 6.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 2.4%

                District of Columbia, Washington D.C., General Obligation Bonds,
                Series 1993E:
          445    6.000%, 6/01/13 (Pre-refunded to 6/01/03)                                   6/03 at 102.00       AAA       467,165
        1,305    6.000%, 6/01/13                                                             6/03 at 102.00       AAA     1,366,191
        2,495    6.000%, 6/01/13                                                             6/03 at 102.00       AAA     2,611,317


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.0%

        4,000   Jacksonville Electric Authority, Florida, Electric System Revenue           10/07 at 100.00       AA-     3,989,640
                 Bonds, Series 2002D Subordinate Lien, 4.625%, 10/01/22

        5,020   Jacksonville Electric Authority, Florida, Revenue Bonds (St. John's         10/11 at 100.00        AA     5,367,033
                 River Power Park System), Refunding Issue 2, 17th Series,
                 5.000%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.8%

        3,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding             2/03 at 101.00        A2     3,000,030
                 Bonds (Central Illinois Light Company Project), Series 1992,
                 6.500%, 2/01/18

        2,475   Chicago Metropolitan Housing Development Corporation,                        1/03 at 102.00        AA     2,527,866
                 Illinois, Housing Development Revenue Refunding Bonds
                 (FHA-Insured Mortgage Loans - Section 8 Assisted Projects),
                 Series 1992A, 6.850%, 7/01/22

        2,550   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992              12/02 at 102.00       AAA     2,604,009
                 (FHA-Insured Mortgage Loan - Lakeview Towers Project),
                 6.600%, 12/01/20


                                       20

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$         700   City of Chicago, Illinois, Chicago O'Hare International Airport,               No Opt. Call        Ca    $  119,035
                 Special Facility Revenue Refunding Bonds (United Air Lines,
                 Inc. Project), Series 2001C, 6.300%, 5/01/16

        1,700   City of Chicago, Illinois, Chicago O'Hare International Airport,             1/03 at 102.00       AAA     1,739,831
                 General Airport Second Lien Revenue Refunding Bonds,
                 Series 1993A, 5.600%, 1/01/18 (Alternative Minimum Tax)

        1,930   Illinois Development Finance Authority, Revenue Bonds,                       5/11 at 101.00      BBB+     2,056,087
                 Midwestern University, Series 2001B, 5.750%, 5/15/16

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Series 1992C              No Opt. Call    N/R***     1,822,245
                 (Evangelical Hospitals Corporation), 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992B            9/06 at 100.00       AAA     4,673,880
                 (Franciscan Sisters Healthcare Corporation Project),
                 6.625%, 9/01/13 (Pre-refunded to 9/01/06)

          620   Illinois Housing Development Authority, Homeowner Mortgage                   2/10 at 100.00        AA       668,856
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        7,750   Illinois State Toll Highway Authority, Toll Highway Priority                 1/03 at 102.00       AAA     8,001,023
                 Revenue Bonds, 1992 Series A, 6.375%, 1/01/15 (Pre-refunded to 1/01/03)

        6,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick              6/12 at 101.00       AAA     6,307,020
                 Place Expansion Project Refunding Revenue Bonds, Series 2002B,
                 5.000%, 6/15/21


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.5%

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue                9/11 at 100.00        A+     3,595,025
                 Bonds, Series 2001, The Methodist Hospital, Inc,
                 5.375%, 9/15/22

        2,000   Indianapolis Local Public Improvement Bond Bank, Indiana,                    7/12 at 100.00       AAA     2,109,940
                 Revenue Refunding Bonds (Waterworks Project), Series 2002A,
                 5.250%, 7/01/33

        2,725   Warrick County, Indiana, Adjustable Rate Environmental                       5/03 at 102.00        A1     2,800,782
                 Improvement Revenue Bonds, 1993 Series B (Southern Indiana
                 Gas and Electric Company Project), 6.000%, 5/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.9%

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                             6/11 at 101.00        A1       909,760
        2,850    5.600%, 6/01/35                                                             6/11 at 101.00        A1     2,591,192


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.2%

        4,080   Trimble County, Kentucky, Pollution Control Revenue Bonds                    3/03 at 102.00        A1     4,166,088
                 (Louisville Gas and Electric Company Project), Series 1990-B,
                 6.550%, 11/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        4,000   Louisiana Public Facilities Authority, Revenue Bonds, Series 1992,           2/03 at 101.00        AA     4,095,640
                 Baton Rouge Water Works Company Project, 6.400%, 2/01/10
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.0%

        1,270   Massachusetts Health and Educational Facilities Authority,                  11/02 at 102.00       Aaa     1,303,363
                 Revenue Bonds, MetroWest Health, Inc. Issue, Series C,
                 6.500%, 11/15/18 (Pre-refunded to 11/15/02)

          500   Massachusetts Health and Educational Facilities Authority,                   7/11 at 101.00       AA-       563,110
                 Revenue Bonds, Partners HealthCare System Issue, Series C,
                 6.000%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.8%

        4,000   Michigan State Housing Development Authority, Single Family                  6/06 at 102.00       AA+     4,264,800
                 Mortgage Revenue Bonds, 1996 Series C, 5.950%, 12/01/17

        8,240   Michigan State Housing Development Authority, Limited Obligation             3/03 at 103.00       AAA     8,542,326
                 Multifamily Housing Revenue Bonds, Greenwood Villa Project,
                 Series 1992, 6.625%, 9/15/17


                                       21


                            Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                                   Portfolio of Investments September 30, 2002 (Unaudited)

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.9%

                Clark County, Nevada, Las Vegas-McCarran International Airport,
                Passenger Facility Charge Revenue Bonds, Series 1992B:
$       1,955    6.500%, 7/01/12 (Alternative Minimum Tax)                                   1/03 at 102.00        A+    $1,997,443
           20    6.250%, 7/01/22 (Alternative Minimum Tax)                                   1/03 at 102.00        A+        20,421

        4,000   Director of the State of Nevada, Department of Business and                  1/10 at 100.00       AAA     4,195,320
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40

        4,510   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,                6/12 at 100.00       AAA     4,902,550
                 5.500%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.2%

        2,095   New Hampshire Housing Finance Authority, Single Family Mortgage              5/11 at 100.00       Aa2     2,195,518
                 Acquisition Bonds, Series 2001A, 5.600%, 7/01/21 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.6%

        2,335   Long Island Power Authority, New York, Electric System General               9/11 at 100.00        A-     2,472,205
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21

           35   City of New York, New York, General Obligation Bonds,                        2/03 at 100.75         A        35,669
                 Fiscal 1992 Series B, 7.000%, 2/01/18

        2,130   Dormitory Authority of the State of New York, City University                  No Opt. Call        A3     2,610,911
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10

        1,485   New York State Medical Care Facilities Finance Agency,                       2/03 at 102.00       AAA     1,580,174
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series C, 6.250%, 8/15/12


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.4%

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport Revenue            7/11 at 101.00       AAA     2,577,014
                  Bonds, Series 2001A, 5.250%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.3%

        2,435   Industrial Development Authority, Dauphin County, Pennsylvania,                No Opt. Call        A-     3,077,085
                 Water Development Refunding Revenue Bonds, Series 1992B
                 (Dauphin Consolidates Water Supply Company), 6.700%, 6/01/17

                Pennsylvania Higher Educational Facilities Authority, Revenue
                Bonds (Drexel University), Series 1993:
          245    6.375%, 5/01/17 (Pre-refunded to 5/01/03)                                   5/03 at 100.00      A***       256,745
        1,755    6.375%, 5/01/17                                                             5/03 at 102.00         A     1,835,397

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,             7/11 at 101.00       AAA     1,097,040
                 Airport Revenue Bonds, Series 2001A, Philadelphia Airport
                 System Project, 5.500%, 7/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        2,000   Knox County Health, Educational and Housing Facilities Board,                4/12 at 101.00      Baa2     2,088,880
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist Health
                 System of East Tennessee, Series 2002, 6.375%, 4/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.9%

        3,755   Grand Prairie Industrial Development Authority, Texas, Industrial           12/02 at 102.00         A     3,850,940
                 Development Revenue Refunding Bonds, Series 1992 (Baxter
                 International, Inc. Project), 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation, Texas,             10/04 at 101.00       AAA     2,760,950
                 Hospital Revenue Bonds, Hermann Hospital, Series 1994,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/04)

        3,000   City of Houston, Texas, Airport System Subordinate Lien Revenue              7/12 at 100.00       AAA     3,346,140
                 Bonds, Series 2002B, 5.500%, 7/01/18

        5,000   North Central Texas Health Facilities Development Corporation,               5/06 at 102.00       AA-     5,259,050
                 Hospital Revenue Refunding Bonds, Baylor Healthcare System
                 Project, Series 1995, 5.250%, 5/15/16

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply                     10/12 at 100.00        AA     5,195,265
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17


                                       22

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 4.2%

                Port of Seattle, Washington, Revenue Bonds, Series 1992B:
$         290    6.000%, 11/01/17 (Alternative Minimum Tax)                                 11/02 at 100.00    Aa2***    $  291,059
                 (Pre-refunded to 11/01/02)
        3,710    6.000%, 11/01/17 (Alternative Minimum Tax)                                 11/02 at 100.00       Aa2     3,724,172
                 (Pre-refunded to 11/01/02)

        3,880   State of Washington, General Obligation Bonds, Series 1993A,                10/03 at 100.00       AA+     3,884,306
                 4.500%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 3.0%

        2,500   Berkeley County Building Commission, West Virginia, Hospital                11/02 at 102.00      BBB+     2,554,900
                 Revenue Bonds (City Hospital Project), Series 1992,
                 6.500%, 11/01/09

        3,000   Mason County, West Virginia, Pollution Control Revenue Bonds                10/02 at 102.00      BBB+     3,062,670
                 (Appalachian Power Company Project), Series 1992J,
                 6.600%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

$     159,940   Total Long-Term Investments (cost $159,686,102) - 89.6%                                                 168,310,113
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 8.0%

        3,000   Camden County Improvement Authority, New Jersey, Senior                                          A-1+     3,000,000
                 Redevelopment Revenue Bonds (Harvest Village Project),
                 Variable Rate Demand Bonds, Series 1999A, 1.950%, 7/01/29+

        5,000   Illinois Health Facilities Authority, Revenue Bonds (BroMenn                                     A-1+     5,000,000
                 Healthcare), Variable Rate Demand Obligations, Series 2002,
                 2.100%, 8/15/32+

        5,300   New Jersey Economic Development Authority, Water Facilities                                      A-1+     5,300,000
                 Revenue Refunding Bonds (United Water New Jersey, Inc.
                 Project), Variable Rate Demand Bonds, 1996 Series A,
                 2.050%, 11/01/26+

        1,730   Washington State Housing Finance Commission, Nonprofit                                            A-1     1,730,000
                 Revenue Bonds (Local 82 - J.A.T.C. Educational Development
                 Trust Project), Variable Rate Demand Bonds, Series 2000,
                 2.100%, 11/01/25+
------------------------------------------------------------------------------------------------------------------------------------
$      15,030   Total Short-Term Investments (cost $15,030,000)                                                          15,030,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      4,437,514
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $187,777,627
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       23


                            Nuveen California Select Tax-Free Income Portfolio (NXC)
                            Portfolio of
                                    Investments September 30, 2002 (Unaudited)
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER CYCLICALS - 2.2%

$       2,000   California County Tobacco Securitization Agency, Tobacco                     6/12 at 100.00        A1    $2,022,120
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.0%

        1,410   California Educational Facilities Authority, Refunding Revenue              10/02 at 100.00       AAA     1,414,893
                 Bonds, Loyola Marymount University, Series 1992,
                 6.000%, 10/01/14

          750   California Educational Facilities Authority, Revenue Bonds,                  8/09 at 100.00        A1       799,073
                 Pepperdine University, Series 2002A, 5.500%, 8/01/32

        2,600   California Educational Facilities Authority, Revenue Bonds,                 11/11 at 100.00        A2     2,793,180
                 University of the Pacific, Series 2002, 5.250%, 11/01/21

        1,000   California Educational Facilities Authority, Revenue Bonds,                 10/12 at 100.00        A2     1,085,540
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

        3,000   California Infrastructure and Economic Development Bank,                    10/11 at 101.00        A-     3,290,370
                 Revenue Bonds, Series 2001, The J. David Gladstone Institutes
                 Project, 5.500%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.2%

        2,500   California Health Facilities Financing Authority, Insured Hospital          10/02 at 102.00       AAA     2,608,350
                 Revenue Bonds (Scripps Memorial Hospitals), Series 1992A,
                 6.400%, 10/01/12

        4,000   California Health Facilities Financing Authority, Insured Hospital           2/03 at 102.00       AAA     4,094,520
                 Revenue Bonds (San Diego Hospital Association), Series 1992B,
                 6.125%, 8/01/11

        2,000   California Infrastructure and Economic Development Bank, Revenue             8/11 at 102.00         A     2,117,640
                 Bonds, Series 2001A, Kaiser Hospital Assistance I-LLC,
                 5.550%, 8/01/31

        1,880   California Statewide Communities Development Authority,                      6/07 at 101.00       AAA     2,071,534
                 Revenue Bonds (Los Angeles Orthopedic Hospital Foundation
                 and Orthopedic Hospital), Series 2000, 5.500%, 6/01/17

        1,500   California Statewide Communities Development Authority, Insured             11/09 at 102.00        A+     1,581,480
                 Mortgage Hospital Revenue Bonds (Mission Community
                 Hospital), Series 2001, 5.375%, 11/01/26

          800   Central Joint Powers Health Financing Authority, Certificates of             2/03 at 100.00      Baa1       766,928
                 Participation, Series 1993 (Community Hospital of Central
                 California), 5.000%, 2/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.0%

        2,000   Antelope Valley Union High School District, Los Angeles County,              8/12 at 101.00       AAA     2,102,960
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 2/01/27

        1,500   Beverly Hills Unified School District, Los Angeles County,                   8/12 at 100.00        AA     1,576,650
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26

                Golden West Schools Financing Authority, California, 1999
                Revenue Bonds, Series A (School District General Obligation
                Refunding Program):
        4,650    0.000%, 8/01/16                                                               No Opt. Call       AAA     2,589,864
        1,750    0.000%, 2/01/17                                                               No Opt. Call       AAA       937,038

                Golden West Schools Financing Authority, California, 1999
                Revenue Bonds, Series A (School District General Obligation
                Refunding Program):
        2,375    0.000%, 8/01/17                                                               No Opt. Call       AAA     1,244,286
        2,345    0.000%, 2/01/18                                                               No Opt. Call       AAA     1,182,419


                                       24

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

                Mountain View-Los Altos Union High School District, County of
                Santa Clara, California, 1995 General Obligation Capital
                Appreciation Bonds, Series C:
$       1,015    0.000%, 5/01/17                                                               No Opt. Call       AAA    $  537,595
        1,080    0.000%, 5/01/18                                                               No Opt. Call       AAA       538,520

        2,000   North Orange County Community College District, California,                  8/12 at 101.00       AAA     2,124,600
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/22

        4,000   City of Oakland, Alameda County, California, General Obligation             12/02 at 102.00       AAA     4,093,240
                  Bonds, Series 1992, 6.000%, 6/15/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.7%

        3,500   State Public Works Board of California, Lease Revenue Bonds,                   No Opt. Call       AAA     4,542,755
                 Department of Corrections, 1991  Series A, Calipatria State
                 Prison in Imperial County, 6.500%, 9/01/17

        1,200   Los Angeles County Metropolitan Transportation Authority,                    7/03 at 102.00       AAA     1,253,184
                 California, Proposition A, Sales Tax Revenue Refunding
                 Bonds, Series 1993-A, 5.625%, 7/01/18

        4,000   San Bernardino County, California, Certificates of Participation            11/02 at 102.00       AAA     4,093,680
                 (1992 West Valley Detention Center Refinancing Project),
                 6.000%, 11/01/18

        1,000   Santa Clara County Board of Education, California, Certificates              4/12 at 101.00       AAA     1,051,320
                 of Participation, Series 2002, 5.000%, 4/01/25


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 18.9%

        5,000   Harbor Department of the City of Los Angeles, California, Revenue            8/11 at 100.00       AAA     5,551,400
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/17
                 (Alternative Minimum Tax)

        3,675   Palm Springs Financing Authority, California, Palm Springs                   1/03 at 101.00       AAA     3,759,525
                 Regional Airport, Revenue Bonds, Series 1992,
                 6.000%, 1/01/12 (Alternative Minimum Tax)

        3,750   Port of Oakland, California, Revenue Bonds, Series 1992-E,                  11/02 at 102.00       AAA     3,843,188
                 6.500%, 11/01/16 (Alternative Minimum Tax)

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,                   11/12 at 100.00       AAA     1,100,690
                 5.250%, 11/01/20

        2,500   Port of Oakland, California, Revenue Bonds, Series 2002N,                   11/12 at 100.00       AAA     2,609,625
                 5.000%, 11/01/22 (Alternative Minimum Tax)
                 (WI, settling 10/10/02)

          820   Airports Commission of the City and County of San Francisco,                 5/03 at 102.00       AAA       855,096
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 4 Refunding, 6.200%, 5/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.4%

        4,000   County of San Diego, California, Certificates of Participation               8/04 at 102.00       AAA     4,470,880
                 (1994 Inmate Reception Center and Cooling Plant Financing),
                 6.750%, 8/01/14 (Pre-refunded to 8/01/04)

        1,330   Airports Commission of the City and County of San Francisco,                 5/03 at 102.00       AAA     1,391,672
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 4 Refunding, 6.200%, 5/01/20
                 (Alternative Minimum Tax) (Pre-refunded to 5/01/03)

        1,000   Tulare County, California, Certificates of Participation                    11/02 at 102.00       AAA     1,025,880
                 (1992 Financing Project), Series A, 6.125%, 11/15/12
                 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.4%

        2,550   M-S-R Public Power Agency, California, San Juan Project Revenue              1/03 at 100.00       AAA     2,572,925
                 Bonds, Series 1991E, 6.000%, 7/01/22

        1,225   Turlock Irrigation District, California, Revenue Bonds,                        No Opt. Call       AAA     1,518,228
                 Series 1992A Refunding, 6.250%, 1/01/12


                                       25


                            Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)
                                   Portfolio of Investments September 30, 2002 (Unaudited)

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.6%

$       3,000   Contra Costa Water District, California, Water Revenue Bonds,               10/04 at 102.00       AAA    $3,069,270
                 Series G, 5.000%, 10/01/24

        2,925   Department of Water and Power of the City of Los Angeles,                    5/03 at 102.00       AAA     2,959,895
                 California, Water Works Refunding Revenue Bonds, Second
                 Issue of 1993, 4.500%, 5/15/18

        2,800   City of Los Angeles, California, Wastewater System Revenue                   6/08 at 101.00       AAA     2,913,063
                 Bonds, Series 1998-A, 5.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------
$      91,430   Total Long-Term Investments (cost $84,458,151) - 96.4%                                                    90,155,076
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 5.3%

        2,900   California Pollution Control Financing Authority, Pollution Control                            VMIG-1     2,900,000
                 Revenue Bonds (ExxonMobil Project Refunding), Variable Rate
                 Demand Bonds, Series 2000, 1.850%, 4/01/17+

        2,100   Stockton, California, Health Facilities Revenue Bonds (Dameron                                 VMIG-1     2,100,000
                 Hospital Association), Variable Rate Demand Obligations,
                 Series 2002A, 1.950%, 12/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$       5,000   Total Short-Term Investments (cost $5,000,000)                                                            5,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.7)%                                                                   (1,668,560)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $93,486,516
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       26


                            Nuveen New York Select Tax-Free Income Portfolio (NXN)
                            Portfolio of
                                    Investments September 30, 2002 (Unaudited)
    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.4%

$       2,500   TSASC, Inc., New York, Tobacco Asset-Backed Bonds,                           7/12 at 100.00       Aa1    $2,542,375
                 Series 2002-1, 5.500%, 7/15/24


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.3%

        1,700   Town of Amherst Industrial Development Agency, New York,                     8/12 at 101.00       AAA     1,787,805
                 Civic Facility Revenue Bonds, UBF Faculty-Student Housing
                 Corporation (Creekside Project), 2002 Series A, 5.000%, 8/01/22

        1,000   New York City Industrial Development Agency, Civic Facility                 11/04 at 102.00       AAA     1,114,970
                 Revenue Bonds (USTA National Tennis Center Incorporated
                 Project), 6.375%, 11/15/14

          570   Dormitory Authority of the State of New York, City University                  No Opt. Call       AAA       699,971
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10

        1,100   Dormitory Authority of the State of New York, Mount Sinai School             1/03 at 101.00       AAA     1,115,752
                 of Medicine, Insured Revenue Bonds, Series 1991,
                 6.750%, 7/01/15

        2,500   Dormitory Authority of the State of New York, Marist College,                1/03 at 102.00       AAA     2,558,700
                 Insured Revenue Bonds, Series 1992, 6.000%, 7/01/12

        1,425   Dormitory Authority of the State of New York, Rochester                      7/07 at 101.00       AAA     1,490,735
                 Institute of Technology, Insured Revenue Bonds, Series 1997,
                 5.250%, 7/01/22

        1,430   Dormitory Authority of the State of New York, Upstate Community              7/11 at 101.00       AA-     1,485,999
                 Colleges, Revenue Bonds, Series 2002A, 5.000%, 7/01/23

          785   Dormitory Authority of the State of New York, Iona College,                  7/12 at 100.00       AAA       818,488
                 Insured Revenue Bonds, Series 2002, 5.000%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.4%

        1,680   Dormitory Authority of the State of New York, Winthrop South                 7/11 at 101.00       AAA     1,838,390
                 Nassau University Health System Obligated Group, Winthrop
                 University Hospital Association Revenue Bonds, Series 2001A,
                 5.250%, 7/01/17

        1,195   Dormitory Authority of the State of New York, Winthrop South                 7/11 at 101.00       AAA     1,307,665
                 Nassau University Health System Obligation Group, South
                 Nassau Communities Hospital Revenue Bonds, Series 2001B,
                 5.250%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.3%

        1,320   New Hartford Housing Development Corporation, New York,                      1/03 at 100.00       AAA     1,322,323
                 Mortgage Revenue Refunding Bonds (Village Point Project -
                 FHA-Insured Mortgage Loan - Section 8 Assisted Project),
                 Series 1992-A, 7.375%, 1/01/24

        1,000   New Hartford-Sunset Woods Funding Corporation, New York,                     8/12 at 101.00       AAA     1,057,880
                 FHA-Insured Mortgage Revenue Bonds (Sunset Woods
                 Apartments II Project), Series 2002, 5.350%, 2/01/20

        1,245   New York State Housing Finance Agency, FHA-Insured Multifamily               2/03 at 102.00       AAA     1,271,780
                 Housing Mortgage Revenue Bonds, Series 1992C,
                 6.450%, 8/15/14


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.0%

        2,500   State of New York Mortgage Agency, Mortgage Revenue Bonds,                   4/11 at 100.00       Aaa     2,567,100
                 Thirty-First Series A, 5.300%,  10/01/31 (Alternative
                 Minimum Tax)

        2,000   State of New York Mortgage Agency, Homeowner Mortgage                       10/11 at 100.00       Aa1     2,073,360
                 Revenue Bonds, Series 101, 5.000%, 10/01/18 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.0%

        2,000   East Rochester Housing Authority, New York, Jewish Home of                   8/12 at 101.00       AAA     2,081,600
                 Rochester Revenue Bonds, FHA-Insured Mortgage,
                 Series 2002 Refunding, 4.625%, 2/15/17

        1,000   New York City Industrial Development Agency, New York,                      11/12 at 101.00       AAA     1,001,660
                 GNMA Collateralized Mortgage Revenue Bonds, Eger Harbor
                 House, Inc. Project, Series 2002A, 4.950%, 11/20/32
                 (WI, settling 10/03/02)

        2,000   Dormitory Authority of the State of New York, Norwegian                      8/11 at 101.00       AAA     2,096,460
                 Christian Home and Health Center, FHA- Insured Mortgage
                 Nursing Home Revenue Bonds, Series 2001, 5.200%, 8/01/36


                                       27


                            Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)
                                   Portfolio of Investments September 30, 2002 (Unaudited)

    PRINCIPAL                                                                                 OPTIONAL CALL                  MARKET
 AMOUNT (000)   DESCRIPTION                                                                     PROVISIONS* RATINGS**         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 5.0%

                Town of Clarkstown, Rickland County, New York, Various Purpose
                Serial Bonds, Series 1992:
$         505    5.600%, 6/15/10                                                               No Opt. Call       AAA    $  589,441
          525    5.600%, 6/15/11                                                               No Opt. Call       AAA       618,765
          525    5.600%, 6/15/12                                                               No Opt. Call       AAA       619,558

           10   City of New York, New York, General Obligation Bonds,                        2/03 at 101.50       AAA        10,187
                 Fiscal 1992 Series C, 6.250%, 8/01/11

        1,000   West Islip Union Free School District, Suffolk County, New York,            10/10 at 100.00       Aaa     1,071,090
                 General Obligation Bonds, Series 2001, 5.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 2.2%

        1,000   Nassau County Interim Finance Authority, New York, Sales                    11/06 at 101.00       AAA     1,038,700
                 Tax Secured Revenue Bonds, Series 2001-A2, 5.125%, 11/15/21

          200   New York State Thruway Authority, Highway and Bridge Trust                   4/05 at 102.00       AAA       209,984
                 Fund Bonds, Series 1995B, 5.125%, 4/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7%

        2,500   Port Authority of New York and New Jersey, Consolidated                      1/05 at 101.00       AAA     2,729,900
                 Bonds, Ninety-Seventh Series, 6.500%, 7/15/19 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.5%

        2,000   City of New York, New York, General Obligation Bonds,                        8/04 at 101.00       AAA     2,222,960
                 Fiscal 1995 Series B1, 6.950%, 8/15/12 (Pre-refunded
                 to 8/15/04)

        1,465   Dormitory Authority of the State of New York, Judicial Facilities              No Opt. Call       AAA     1,889,249
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        1,865   New York State Medical Care Facilities Finance Agency, Hospital              8/04 at 100.00       AAA     1,984,528
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series C, 6.250%, 8/15/12 (Pre-refunded to 8/15/04)

        2,500   New York State Medical Care Facilities Finance Agency,                       2/05 at 102.00       AAA     2,845,375
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 1994 Series A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

          485   Suffolk County Water Authority, New York, Waterworks Revenue                   No Opt. Call       AAA       596,259
                 Bonds, Series 1986-V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.8%

        1,000   Long Island Power Authority, New York, Electric System General               6/08 at 101.00       AAA     1,041,990
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.7%

        2,500   New York City Municipal Water Finance Authority, Water and                   6/11 at 101.00        AA     2,612,626
                 Sewer System Revenue Bonds, Fiscal 2001 Series C,
                 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds, Second Resolution
                Revenue Bonds, Series 2002B, New York City Municipal Water
                Finance Authority Projects:
        2,000    5.250%, 6/15/19                                                             6/12 at 100.00       AAA     2,183,400
        3,000    5.000%, 6/15/27                                                             6/12 at 100.00       AAA     3,110,760
------------------------------------------------------------------------------------------------------------------------------------
$      52,030   Total Long-Term Investments (cost $51,885,557) - 96.3%                                                   55,607,785
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS (COST $1,500,000) - 2.6%

$       1,500   City of New York, New York, General Obligation Adjustable                                      VMIG-1     1,500,000
=============    Rate Bonds, Series B (Subseries B-6), 2.050%, 8/15/05+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        620,110
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $57,727,895
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       28

                            Statement of
                               Assets and Liabilities September 30, 2002 (Unaudited)
                                                         SELECT            SELECT            SELECT       CALIFORNIA        NEW YORK
                                                       TAX-FREE        TAX-FREE 2        TAX-FREE 3  SELECT TAX-FREE SELECT TAX-FREE
                                                          (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
  at market value                                  $236,831,305      $244,507,384      $168,310,113      $90,155,076    $55,607,785
Temporary investments in short-term securities,
  at amortized cost, which approximates
   market value                                       2,000,000         6,100,000        15,030,000        5,000,000      1,500,000
Cash                                                    393,929           452,290           167,879           62,152      1,151,168
Receivables:
   Interest                                           4,466,469         4,608,525         2,766,227        1,303,544        747,406
   Investments sold                                   6,079,941         7,039,400         2,483,483               --             --
Other assets                                             55,883            59,388            42,952           22,768         14,809
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  249,827,527       262,766,987       188,800,654       96,543,540     59,021,168
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                           --                --                --         2,583,800        999,305
Accrued expenses:
   Surveillance and administration fees                  49,487            62,608            45,449           22,882         14,127
   Other                                                163,336           183,090           154,356           68,661         53,231
Dividends payable                                     1,113,711         1,170,870           823,222          381,681        226,610
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                               1,326,534         1,416,568         1,023,027        3,057,024      1,293,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $248,500,993      $261,350,419      $187,777,627      $93,486,516    $57,727,895
====================================================================================================================================
Shares outstanding                                   16,378,096        17,607,068        12,964,124        6,257,070      3,907,069
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)      $      15.17      $      14.84      $      14.48      $     14.94    $     14.78
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $    163,781      $    176,071      $    129,641      $    62,571    $    39,071
Paid-in surplus                                     227,625,305       245,680,398       178,364,129       87,121,714     53,605,750
Undistributed (Over-distribution of)
   net investment income                              1,063,251           388,393           143,476           (1,538)        (5,685)
Accumulated net realized gain from investments        2,565,403         2,586,853           516,370          606,844        366,531
Net unrealized appreciation of investments           17,083,253        12,518,704         8,624,011        5,696,925      3,722,228
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $248,500,993      $261,350,419      $187,777,627      $93,486,516    $57,727,895
====================================================================================================================================

                                 See accompanying notes to financial statements.


                            Statement of
                                Operations Six Months Ended September 30, 2002 (Unaudited)
                                                         SELECT            SELECT            SELECT       CALIFORNIA        NEW YORK
                                                       TAX-FREE        TAX-FREE 2        TAX-FREE 3  SELECT TAX-FREE SELECT TAX-FREE
                                                          (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $ 6,987,982       $ 7,523,138        $5,316,981       $2,480,514     $1,499,427
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Surveillance and administration fees                    297,537           378,610           275,301          137,268         84,575
Shareholders' servicing agent fees and expenses          30,604            28,618            20,481            7,838          5,988
Custodian's fees and expenses                            40,398            50,909            28,138           24,354         15,560
Trustees' fees and expenses                              15,542            17,548            12,534            6,518          4,513
Professional fees                                         9,348             9,474             8,365            6,066          5,278
Shareholders' reports - printing and mailing expenses    34,093            34,093            27,073           11,031          8,023
Stock exchange listing fees                              12,164            12,164            12,164            8,107          8,250
Investor relations expense                               26,791            28,288            20,730            8,819          5,904
Other expenses                                            5,198             5,619             4,284            2,770          2,199
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit              471,675           565,323           409,070          212,771        140,290
   Custodian fee credit                                 (15,898)          (16,393)           (8,204)          (7,525)        (3,598)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                            455,777           548,930           400,866          205,246        136,692
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 6,532,205         6,974,208         4,916,115        2,275,268      1,362,735
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                    1,881,937         1,857,838         1,307,992          607,138        448,298
Change in net unrealized appreciation
   (depreciation) of investments                      6,739,895         3,920,427         1,850,180        2,641,714      1,953,874
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                             8,621,832         5,778,265         3,158,172        3,248,852      2,402,172
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $15,154,037       $12,752,473        $8,074,287       $5,524,120     $3,764,907
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                  Changes in Net Assets (Unaudited)

                                       SELECT TAX-FREE (NXP)             SELECT TAX-FREE 2 (NXQ)           SELECT TAX-FREE 3 (NXR)
                                 ------------------------------     -------------------------------    -----------------------------
                                    SIX MONTHS       YEAR ENDED        SIX MONTHS        YEAR ENDED       SIX MONTHS     YEAR ENDED
                                 ENDED 9/30/02          3/31/02     ENDED 9/30/02           3/31/02    ENDED 9/30/02        3/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 6,532,205     $ 14,424,534      $  6,974,208      $ 15,094,320     $  4,916,115   $ 10,498,802
Net realized gain from investments   1,881,937        1,111,671         1,857,838         1,103,729        1,307,992         22,630
Change in net unrealized appreciation
  (depreciation) of investments      6,739,895       (7,241,071)        3,920,427        (7,340,586)       1,850,180     (3,682,776)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations                   15,154,037        8,295,134        12,752,473         8,857,463        8,074,287      6,838,656
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net
  investment income                 (6,927,936)     (14,118,971)       (7,289,328)      (14,816,349)      (5,133,794)   (10,345,370)
From accumulated net realized gains
  from investments                          --         (376,696)               --          (297,559)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders     (6,927,936)     (14,495,667)       (7,289,328)      (15,113,908)      (5,133,794)   (10,345,370)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets                      8,226,101       (6,200,533)        5,463,145        (6,256,445)       2,940,493     (3,506,714)
Net assets at the beginning
  of period                        240,274,892      246,475,425       255,887,274       262,143,719      184,837,134    188,343,848
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period   $248,500,993     $240,274,892      $261,350,419      $255,887,274     $187,777,627   $184,837,134
====================================================================================================================================
Undistributed (Over-distribution
  of) net investment income
  at the end of period            $  1,063,251     $  1,458,982      $    388,393      $    703,513     $    143,476   $    361,155
====================================================================================================================================


                                 See accompanying notes to financial statements.


                            Statement of
                                Changes in Net Assets (Unaudited) (continued)
                                                                  CALIFORNIA SELECT TAX-FREE (NXC)    NEW YORK SELECT TAX-FREE (NXN)
                                                                  --------------------------------    ------------------------------
                                                                      SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                                   ENDED 9/30/02           3/31/02    ENDED 9/30/02         3/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,275,268       $ 4,853,758      $ 1,362,735     $ 2,848,534
Net realized gain from investments                                       607,138           149,331          448,298         245,948
Change in net unrealized appreciation
  (depreciation) of investments                                        2,641,714        (2,218,344)       1,953,874      (1,540,357)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations                                                      5,524,120         2,784,745        3,764,907       1,554,125
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net
  investment income                                                   (2,383,943)       (4,805,497)      (1,398,748)     (2,871,874)
From accumulated net realized gains
  from investments                                                            --          (150,170)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                                       (2,383,943)       (4,955,667)      (1,398,748)     (2,871,874)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  3,140,177        (2,170,922)       2,366,159      (1,317,749)
Net assets at the beginning of period                                 90,346,339        92,517,261       55,361,736      56,679,485
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                      $93,486,516       $90,346,339      $57,727,895     $55,361,736
====================================================================================================================================
Undistributed (Over-distribution
  of) net investment income
  at the end of period                                               $    (1,538)      $   107,137      $    (5,685)    $    30,328
====================================================================================================================================

                                 See accompanying notes to financial statements.


                Notes to
                       Financial Statements (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Trusts covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN).

Each Trust seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations. The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to ensure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Trusts' investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Trusts may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2002, California Select Tax-Free (NXC) and New York Select Tax-Free (NXN) had outstanding when-issued purchase commitments of $2,583,800 and $999,305, respectively. There were no such outstanding purchase commitments in any of the other Trusts.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Trusts.

                            Notes to
                                Financial Statements (Unaudited) (continued)


Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Derivative Financial Instruments

The Trusts are not authorized to invest in derivative financial instruments.

Custodian Fee Credit

Each Trust has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Trust's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. TRUST SHARES

There were no share transactions during the six months ended September 30, 2002, nor during the fiscal year ended March 31, 2002, in any of the Trusts.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the six months ended September 30, 2002, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities         $63,100,854  $69,323,756  $38,831,424  $27,103,057  $15,512,087
   Short-term securities                   23,130,000   22,800,000   22,575,000   23,000,000    5,200,000
Sales and maturities:
   Long-term municipal securities          70,545,250   82,517,250   55,510,150   29,529,000   14,593,575
   Short-term securities                   21,130,000   16,700,000    7,545,000   18,000,000    3,700,000
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2002, the cost of investments were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Cost of investments                     $220,747,274  $237,797,862 $174,594,201  $89,412,225  $53,385,557
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2002, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $20,152,120   $14,859,749   $9,441,510   $5,744,255   $3,725,059
   Depreciation                           (2,068,089)   (2,050,227)    (695,598)      (1,404)      (2,831)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                        $18,084,031   $12,809,522   $8,745,912   $5,742,851   $3,722,228
=========================================================================================================


The tax components of undistributed net investment income and net realized gains at March 31, 2002, the Trusts' last fiscal year end, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income           $1,679,360    $1,645,326   $1,100,229     $464,630     $264,758
Undistributed ordinary income*                    --            --           --           --           --
Undistributed net long-term capital gains    683,466       729,016           --           --           --
=========================================================================================================

The tax character of distributions paid during the Trusts' last fiscal year ended March 31, 2002, were designated for purposes of the dividends paid deduction as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Distributed from tax-exempt income       $14,151,728   $14,842,760  $10,345,372   $4,805,496   $2,883,595
Distributed from ordinary income*                 --            --           --           --           --
Distributed from net long-term
  capital gains                              376,696       297,559           --      150,170           --
=========================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.


California Select Tax-Free (NXC) has elected to defer net realized losses from investments incurred from November 1, 2001 through March 31, 2002 ("post-October losses") in accordance with Federal income tax regulations. The Fund has $294 of post-October losses that are treated as having arisen in the following fiscal year.

At March 31, 2002, the Trusts' last fiscal year end, the following Trusts had unused capital loss carryforwards available to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        NEW YORK
                                                             SELECT       SELECT
                                                         TAX-FREE 3     TAX-FREE
                                                              (NXR)        (NXN)
--------------------------------------------------------------------------------
Expiration year:
   2004                                                    $113,514      $77,988
   2005                                                     674,505        1,480
   2006                                                       3,603          828
   2007                                                          --          933
   2008                                                          --          538
--------------------------------------------------------------------------------
Total                                                      $791,622      $81,767
================================================================================

                            Notes to
                                Financial Statements (Unaudited) (continued)


5. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Trust as follows:

                                                                     SELECT TAX-FREE 2 (NXQ)
                                                                     SELECT TAX-FREE 3 (NXR)
                                                            CALIFORNIA SELECT TAX-FREE (NXC)
AVERAGE DAILY NET ASSETS            SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
--------------------------------------------------------------------------------------------
For the first $125 million                         .2500%                             .3000%
For the next $125 million                          .2375                              .2875
For the next $250 million                          .2250                              .2750
For the next $500 million                          .2125                              .2625
For the next $1 billion                            .2000                              .2500
For net assets over $2 billion                     .1875                              .2375
============================================================================================


The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.

6. INVESTMENT COMPOSITION

At September 30, 2002, the revenue sources by municipal purpose, expressed as a percent of investments, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Basic Materials                                    4%           5%          --%          --%          --%
Consumer Staples                                  --            2            2           --            4
Education and Civic Organizations                  3            4            4           10           19
Energy                                            --           --           --            3           --
Healthcare                                        11           12           13           16            6
Housing/Multifamily                                2            7            7           --            6
Housing/Single Family                              4            4            4           --            8
Long-Term Care                                    --            2            2           --            9
Tax Obligation/General                            10            4            5           18            8
Tax Obligation/Limited                            13            9            6           12            2
Transportation                                    15           18           16           19            5
U.S. Guaranteed                                   24           22           15            7           17
Utilities                                          9            9           18            4            2
Water and Sewer                                    5            1            8            9           14
Other                                             --            1           --            2           --
---------------------------------------------------------------------------------------------------------
                                                 100%         100%         100%         100%         100%
=========================================================================================================

Certain long-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (54% for Select Tax-Free (NXP), 63% for Select Tax-Free 2 (NXQ), 50% for Select Tax-Free 3 (NXR), 78% for California Select Tax-Free (NXC), and 64% for New York Select Tax-Free (NXN)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Trusts declared dividend distributions from their tax-exempt net investment income which were paid November 1, 2002, to shareholders of record on October 15, 2002, as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0680        $.0665       $.0635       $.0610       $.0580
=========================================================================================================

                            Financial
                                    Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

                                               INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                                          --------------------------------    ----------------------------
                                                       NET                    FROM AND
                                                       REALIZED/              IN EXCESS                          ENDING
                               BEGINNING  NET          UNREALIZED             OF NET                             NET        ENDING
                               NET ASSET  INVESTMENT   INVESTMENT             INVESTMENT    CAPITAL              ASSET      MARKET
                               VALUE      INCOME       GAIN (LOSS)   TOTAL    INCOME        GAINS    TOTAL       VALUE      VALUE
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)      $14.67     $.40         $ .52         $ .92    $(.42)        $ --     $(.42)      $15.17     $14.4500
                  2002(b)       15.05      .88          (.38)          .50     (.86)         (.02)    (.88)       14.67      13.8500
                  2001          14.89      .91           .15          1.06     (.90)          --      (.90)       15.05      14.5000
                  2000          15.55      .90          (.66)          .24     (.90)          --      (.90)       14.89      13.6875
                  1999          15.62      .90          (.07)          .83     (.90)          --      (.90)       15.55      16.3750
                  1998          15.15      .90           .47          1.37     (.90)          --      (.90)       15.62      15.8750

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)       14.53      .40           .32           .72     (.41)          --      (.41)       14.84      14.5800
                  2002(b)       14.89      .86          (.36)          .50     (.84)         (.02)    (.86)       14.53      13.6600
                  2001          14.75      .87           .14          1.01     (.87)          --      (.87)       14.89      14.1500
                  2000          15.41      .87          (.66)          .21     (.87)          --      (.87)       14.75      13.3750
                  1999          15.43      .87          (.02)          .85     (.87)          --      (.87)       15.41      15.8750
                  1998          14.95      .88           .49          1.37     (.89)          --      (.89)       15.43      15.3125
SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)       14.26      .38           .24           .62     (.40)          --      (.40)       14.48      14.1100
                  2002(b)       14.53      .81          (.28)          .53     (.80)          --      (.80)       14.26      13.4200
                  2001          14.32      .81           .21          1.02     (.81)          --      (.81)       14.53      13.7000
                  2000          14.98      .82          (.66)          .16     (.82)          --      (.82)       14.32      12.8750
                  1999          14.96      .82           .02           .84     (.82)          --      (.82)       14.98      15.2500
                  1998          14.35      .82           .62          1.44     (.83)          --      (.83)       14.96      14.9375

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)       14.44      .36           .52           .88     (.38)          --      (.38)       14.94      15.1900
                  2002(b)       14.79      .78          (.34)          .44     (.77)         (.02)    (.79)       14.44      14.2500
                  2001          14.57      .79           .23          1.02     (.79)         (.01)    (.80)       14.79      13.9400
                  2000          15.26      .79          (.67)          .12     (.79)         (.02)    (.81)       14.57      13.7500
                  1999          15.21      .79           .05           .84     (.79)          --      (.79)       15.26      15.7500
                  1998          14.53      .79           .69          1.48     (.80)          --      (.80)       15.21      15.3125

NEW YORK SELECT TAX-FREE (NXN)
Year Ended 3/31:
------------------------------------------------------------------------------------------------------------------------------------
                  2003(a)       14.17      .35           .62           .97     (.36)          --      (.36)       14.78      14.1000
                  2002(b)       14.51      .73          (.33)          .40     (.74)          --      (.74)       14.17      13.7600
                  2001          14.31      .78           .20           .98     (.78)          --      (.78)       14.51      14.0500
                  2000          14.92      .78          (.61)          .17     (.78)          --      (.78)       14.31      12.6875
                  1999          14.91      .78           .01           .79     (.78)          --      (.78)       14.92      15.1250
                  1998          14.28      .78           .63          1.41     (.78)          --      (.78)       14.91      15.0000
====================================================================================================================================

                                                                                   RATIOS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------------
                                   TOTAL RETURNS                          BEFORE CREDIT                AFTER CREDIT***
                               --------------------               -----------------------------  -------------------------
                                                                                   RATIO OF NET               RATIO OF NET
                                           BASED ON     ENDING    RATIO OF         INVESTMENT    RATIO OF     INVESTMENT
                               BASED ON    NET          NET       EXPENSES TO      INCOME TO     EXPENSES TO  INCOME TO    PORTFOLIO
                               MARKET      ASSET        ASSETS    AVERAGE          AVERAGE       AVERAGE      AVERAGE      TURNOVER
                               VALUE**     VALUE**      (000)     NET ASSETS       NET ASSETS    NET ASSETS   NET ASSETS   RATE
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)        7.44%      6.38%       $248,501  .39%*            5.34%*        .37%*        5.35%*       27%
                  2002(b)        1.54       3.41         240,275  .38              5.89          .37          5.89         26
                  2001          12.63       7.32         246,475  .35              6.06          .35          6.07          2
                  2000         (11.09)      1.62         243,814  .36              5.97          .36          5.97         --
                  1999           9.02       5.43         254,635  .36              5.78          .36          5.78          1
                  1998          14.06       9.24         255,865  .36              5.83          .36          5.83          1

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)        9.89       5.05         261,350  .44*             5.39*         .43*         5.40*        28
                  2002(b)        2.57       3.41         255,887  .43              5.79          .42          5.80         21
                  2001          12.46       7.04         262,144  .41              5.89          .40          5.90          2
                  2000         (10.38)      1.43         259,660  .40              5.82          .40          5.82          1
                  1999           9.51       5.63         271,240  .40              5.65          .40          5.65          1
                  1998          14.92       9.34         271,752  .40              5.72          .40          5.72         --

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)        8.22       4.38         187,778  .44*             5.27*         .43*         5.28*        22
                  2002(b)        3.84       3.70         184,837  .44              5.59          .42          5.60          9
                  2001          12.97       7.36         188,344  .47              5.66          .46          5.67          2
                  2000         (10.29)      1.11         185,671  .41              5.65          .41          5.65         --
                  1999           7.78       5.76         194,165  .42              5.45          .42          5.45         --
                  1998          19.38      10.24         193,899  .42              5.56          .42          5.56         --

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)        9.35       6.19          93,487  .46*             4.96*         .45*         4.97*        31
                  2002(b)        7.95       3.03          90,346  .44              5.27          .43          5.28         12
                  2001           7.23       7.21          92,517  .43              5.38          .42          5.39          2
                  2000          (7.57)       .90          91,166  .45              5.37          .45          5.38          3
                  1999           8.22       5.65          95,501  .44              5.20          .44          5.20          1
                  1998          16.52      10.41          95,164  .44              5.31          .44          5.31         --

NEW YORK SELECT TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
                  2003(a)        5.14       6.92          57,728  .50*             4.82*         .48*         4.83*        28
                  2002(b)        3.17       2.75          55,362  .49              5.04          .48          5.05         28
                  2001          17.36       7.02          56,679  .48              5.39          .47          5.40          3
                  2000         (11.18)      1.21          55,924  .50              5.36          .49          5.37         --
                  1999           6.14       5.40          58,303  .49              5.19          .49          5.19         --
                  1998          18.31      10.07          58,250  .49              5.30          .49          5.30         --
====================================================================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

***  After custodian fee credit, where applicable.

(a)  For the six months ended September 30, 2002.

(b) As required, effective April 1, 2001, the Trusts adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended March 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase the ratio of net investment income to average net assets as follows:

                                  SELECT            SELECT            SELECT             CALIFORNIA SELECT     NEW YORK SELECT
                                  TAX-FREE (NXP)    TAX-FREE 2 (NXQ)  TAX-FREE 3 (NXR)   TAX-FREE (NXC)        TAX-FREE (NXN)
                                  --------------------------------------------------------------------------------------------
     2002 per share impact ($)                .01                  --                --                 --                  --
     2002 income ratio impact (%)             .05                 .01               .01                .01                  --

     The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                  38-39 SPREAD

                  Build Your Wealth
                         Automatically

Sidebar text:
Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                        Fund
                          Information

BOARD OF TRUSTEES
James F. Bacon
William E. Bennett
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank &Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
Nuveen Investments
P.O. Box 43071
Providence, RI02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended September 30, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                        Serving Investors
                                  for Generations

Photo of: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

Logo: NUVEEN Investments

Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                    ESA-A-0902